Accrued compensation due executive officers and board of directors (Tables)	12 Months Ended
Sep. 30, 2014
Compensation Related Costs [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	September 30, 2014	September 30, 2013
Due to officers	$211,348	$236,549
Due to directors	120,424	70,272
Total	$331,772	$306,821